787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 18, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

      BlackRock Low Duration Bond Portfolio, and

      BlackRock Core Bond Portfolio

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio (the “Funds”), dated January 28, 2016, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2016 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8192.

Very truly yours,

/s/ J. Christophe Leitz
J. Christophe Leitz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh